Available-for-Sale Investments (Tables)	12 Months Ended
Dec. 31, 2017
Available-for-Sale Investments
Schedule of available-for-sale investments

	As of December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Listed equity securities	229,147	11,742	—	240,889
Debt securities	167,055	—	—	167,055

Total	396,202	11,742	—	407,944

	As of December 31, 2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Listed equity securities	794	—	(442)	352
Debt securities	145,930	—	—	145,930

Total	146,724	—	(442)	146,282